American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
October 31, 2023

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 58.9%
Diversified Bond Fund Investor Class	7,859,092	67,823,960
High Income Fund Investor Class	517,540	4,140,318
Inflation-Adjusted Bond Fund Investor Class	4,268,101	43,321,224
Short Duration Fund Investor Class	6,665,671	63,990,443
Short Duration Inflation Protection Bond Fund Investor Class	5,125,224	51,200,984
		230,476,929
Domestic Equity Funds — 22.9%
Disciplined Growth Fund Investor Class(2)	254,058	5,317,429
Focused Large Cap Value Fund Investor Class	2,647,589	24,543,146
Growth Fund Investor Class	169,591	7,458,604
Heritage Fund Investor Class(2)	459,882	8,480,216
Mid Cap Value Fund Investor Class	884,508	12,683,844
Real Estate Fund Investor Class	189,807	4,010,615
Small Cap Growth Fund Investor Class(2)	128,418	1,993,042
Small Cap Value Fund Investor Class	237,211	2,023,413
Sustainable Equity Fund Investor Class	549,871	23,171,580
		89,681,889
International Fixed Income Funds — 18.2%
Emerging Markets Debt Fund Investor Class	973,699	8,140,127
Global Bond Fund Investor Class	4,355,370	35,626,925
International Bond Fund Investor Class(2)	2,813,941	27,661,039
		71,428,091
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $405,157,853)		391,586,909
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$391,586,907

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$74,696	$743	$3,868	$(3,747)	$67,824	7,859	$(669)	$743
High Income Fund	4,964	73	838	(59)	4,140	518	(122)	73
Inflation-Adjusted Bond Fund	48,882	—	4,247	(1,314)	43,321	4,268	(565)	—
Short Duration Fund	64,964	1,742	2,532	(184)	63,990	6,666	(226)	707
Short Duration Inflation Protection Bond Fund	57,617	—	6,654	238	51,201	5,125	(360)	—
Disciplined Growth Fund(3)	5,688	—	—	(371)	5,317	254	—	—
Focused Large Cap Value Fund	28,117	121	1,589	(2,106)	24,543	2,648	18	121
Growth Fund	8,016	12	—	(569)	7,459	170	—	—
Heritage Fund(3)	10,699	—	783	(1,436)	8,480	460	(31)	—
Mid Cap Value Fund	15,040	55	791	(1,620)	12,684	885	21	55
Real Estate Fund	4,774	27	325	(465)	4,011	190	(39)	27
Small Cap Growth Fund(3)	2,558	—	238	(327)	1,993	128	(70)	—
Small Cap Value Fund	2,493	7	73	(404)	2,023	237	(1)	7
Sustainable Equity Fund	27,068	—	1,577	(2,319)	23,172	550	152	—
Emerging Markets Debt Fund	9,589	88	1,093	(444)	8,140	974	(187)	87
Global Bond Fund	40,159	185	3,953	(764)	35,627	4,355	(781)	185
International Bond Fund(3)	31,279	—	2,094	(1,523)	27,662	2,814	(548)	—
	$436,603	$3,053	$30,655	$(17,414)	$391,587	38,101	$(3,408)	$2,005
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.